Inventories (Tables)	12 Months Ended
Mar. 31, 2013
Inventories	“Inventories” as of March 31, 2012 and 2013 comprised the following:

	Millions of yen
	2012	2013
Finished goods	¥143,570	¥178,019
Materials and supplies	2,993	2,717

Total	¥146,563	¥180,736